Employee Benefit Plans and Postretirement Benefits (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	$ 2,982	$ 2,720
Fair value of plan assets	$ 2,206	$ 2,021